As filed with the Securities and Exchange Commission on May 17, 2011
1933 Act File No. 033-91058
1940 Act File No. 811-09018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 25	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 24	☑
(Check appropriate box or boxes.)
AMERICAN BEACON FUNDS
(Exact Name of Registrant as Specified in Charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President	With copies to:
4151 Amon Carter Boulevard	Francine J. Rosenberger, Esq.
MD 2450	K&L Gates LLP
Fort Worth, Texas 76155	1601 K Street, NW
(Name and Address of Agent for Service)	Washington, D.C. 20006-1601
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus for the American Beacon Money Market Mileage Fund, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 24 to the Registrant’s registration statement on April 29, 2011.

SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on May 17, 2011.

AMERICAN BEACON FUNDS
By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

          Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr. Gene L. Needles, Jr.	President	May 17, 2011

/s/ Melinda G. Heika Melinda G. Heika	Treasurer (Principal Financial Officer)	May 17, 2011

W. Humphrey Bogart* W. Humphrey Bogart	Trustee	May 17, 2011

Brenda A. Cline* Brenda A. Cline	Trustee	May 17, 2011

Eugene J. Duffy*	Trustee	May 17, 2011
Eugene J. Duffy

Thomas M. Dunning*	Trustee	May 17, 2011
Thomas M. Dunning

Alan D. Feld* Alan D. Feld	Trustee	May 17, 2011

Richard A. Massman*	Chairman and Trustee	May 17, 2011
Richard A. Massman

R. Gerald Turner*	Trustee	May 17, 2011
R. Gerald Turner

Paul J. Zucconi*	Trustee	May 17, 2011
Paul J. Zucconi

*By	/s/ Rosemary K. Behan Rosemary K. Behan, Attorney-in-Fact

EXHIBIT INDEX

Type	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

POWER OF ATTORNEY
     I, W. Humphrey Bogart, Trustee of American Beacon Master Trust, the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint William F. Quinn, Gene L. Needles, Jr. and Rosemary K. Behan my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A or Form N-14 under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 27th day of May, 2009.
     /s/ W. Humphrey Bogart
     W. Humphrey Bogart, Trustee

POWER OF ATTORNEY
     I, Brenda A. Cline, Trustee of American Beacon Master Trust, the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint William F. Quinn, Gene L. Needles, Jr. and Rosemary K. Behan my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A or Form N-14 under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 27th day of May, 2009.
     /s/ Brenda A. Cline
     Brenda A. Cline, Trustee

POWER OF ATTORNEY
     I, Eugene Duffy, Trustee of American Beacon Master Trust, the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint William F. Quinn, Gene L. Needles, Jr. and Rosemary K. Behan my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A or Form N-14 under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 27th day of May, 2009.
     /s/ Eugene Duffy
     Eugene Duffy, Trustee

POWER OF ATTORNEY
     I, Thomas Dunning, Trustee of American Beacon Master Trust, the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint William F. Quinn, Gene L. Needles, Jr. and Rosemary K. Behan my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A or Form N-14 under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 27th day of May, 2009.
     /s/ Thomas Dunning
     Thomas Dunning, Trustee

POWER OF ATTORNEY
     I, Alan D. Feld, Trustee of American Beacon Master Trust, the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint William F. Quinn, Gene L. Needles, Jr. and Rosemary K. Behan my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A or Form N-14 under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 27th day of May, 2009.
     /s/ Alan D. Feld
     Alan D. Feld, Trustee

POWER OF ATTORNEY
     I, Richard A. Massman, Trustee of American Beacon Master Trust, the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint William F. Quinn, Gene L. Needles, Jr. and Rosemary K. Behan my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A or Form N-14 under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 27th day of May, 2009.
     /s/ Richard A. Massman
     Richard A. Massman, Chairman

POWER OF ATTORNEY
     I, R. Gerald Turner, Trustee of American Beacon Master Trust, the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint William F. Quinn, Gene L. Needles, Jr. and Rosemary K. Behan my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A or Form N-14 under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 27th day of May, 2009.
     /s/ R. Gerald Turner
     R. Gerald Turner, Trustee

POWER OF ATTORNEY
     I, Paul J. Zucconi, Trustee of American Beacon Master Trust, the American Beacon Funds, the American Beacon Mileage Funds, and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint William F. Quinn, Gene L. Needles, Jr. and Rosemary K. Behan my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any registration statement on Form N-1A or Form N-14 under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said registration statements.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 27th day of May, 2009.
     /s/ Paul J. Zucconi
     Paul J. Zucconi, Trustee